UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 6 of its series:

Wells Fargo VT Discovery Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Omega Growth Fund, Wells Fargo VT Opportunity Fund, and Wells Fargo VT Small Cap Growth Fund.

Date of reporting period: May 31, 2017

ITEM 1.	INVESTMENTS

Wells Fargo VT Discovery Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 97.16%

Consumer Discretionary : 14.11%

Auto Components : 1.13%
Tenneco Automotive Incorporated	23,600	$1,473,112

Distributors : 1.38%
Pool Corporation	15,100	1,801,883

Diversified Consumer Services : 1.72%
Bright Horizons Family Solutions Incorporated †	31,100	2,254,439

Hotels, Restaurants & Leisure : 6.66%

Dave & Buster’s Entertainment Incorporated †	24,051	1,469,276
Norwegian Cruise Line Holdings Limited †	31,600	1,603,068
Six Flags Entertainment Corporation	34,492	2,051,929
Vail Resorts Incorporated	12,500	2,398,750
Wingstop Incorporated «	42,141	1,191,747

		8,714,770

Media : 1.69%
Cinemark Holdings Incorporated	49,774	2,206,979

Specialty Retail : 1.53%
Burlington Stores Incorporated †	20,516	1,996,002

Consumer Staples : 1.14%

Beverages : 1.14%
Constellation Brands Incorporated Class A	9,200	1,491,044

Energy : 0.90%

Oil, Gas & Consumable Fuels : 0.90%
Diamondback Energy Incorporated †	11,300	1,171,980

Financials : 6.01%

Capital Markets : 3.72%

Evercore Partners Incorporated Class A	17,000	1,324,300
Raymond James Financial Incorporated	19,500	1,487,070
SEI Investments Company	40,800	2,057,952

		4,869,322

Consumer Finance : 1.37%
SLM Corporation †	147,500	1,784,750

Thrifts & Mortgage Finance : 0.92%
Radian Group Incorporated	67,300	1,208,708

Health Care : 13.46%

Biotechnology : 2.99%

Bioverativ Incorporated †	24,900	1,356,054
bluebird bio Incorporated †«	6,600	599,940
Exelixis Incorporated †	26,110	565,804
Neurocrine Biosciences Incorporated †	5,400	233,820
Prothena Corporation plc †«	8,441	470,923
Seattle Genetics Incorporated †	6,400	402,304
Tesaro Incorporated †«	1,800	276,966

		3,905,811

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Discovery Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 5.92%

Cantel Medical Corporation	18,358	$1,470,476
DexCom Incorporated †	17,556	1,487,520
Glaukos Corporation †	18,900	969,570
ICU Medical Incorporated †	8,700	1,328,490
Insulet Corporation †	24,800	1,068,632
Integra LifeSciences Holdings Corporation †	33,600	1,415,568

		7,740,256

Health Care Providers & Services : 3.25%

Amedisys Incorporated †	31,822	1,625,786
HealthEquity Incorporated †	17,440	740,328
Tivity Health Incorporated †	64,902	1,888,648
		4,254,762

Life Sciences Tools & Services : 1.30%
Cambrex Corporation †	30,934	1,702,917

Industrials : 21.24%

Aerospace & Defense : 1.28%
Orbital ATK Incorporated	17,100	1,675,800

Airlines : 1.53%
Spirit Airlines Incorporated †	37,600	1,995,432

Building Products : 4.83%

A.O. Smith Corporation	34,400	1,759,904
Allegion plc	30,700	2,323,990
Masonite International Corporation †	28,100	2,226,925

		6,310,819

Commercial Services & Supplies : 4.48%

Aqua Metals Incorporated †«	18,700	365,398
Brink’s Company	33,800	1,806,610
Waste Connections Incorporated	41,829	3,690,154

		5,862,162

Electrical Equipment : 0.84%
Acuity Brands Incorporated	5,419	1,105,476

Industrial Conglomerates : 0.94%
Carlisle Companies Incorporated	11,557	1,229,780

Machinery : 1.88%

Energy Recovery Incorporated †«	42,201	351,112
John Bean Technologies Corporation	23,914	2,103,236

		2,454,348

Professional Services : 1.72%
TransUnion†	58,550	2,245,393

Trading Companies & Distributors : 3.74%

GMS Incorporated †	19,500	683,280
HD Supply Holdings Incorporated †	53,039	2,181,229
Univar Incorporated †	66,200	2,029,692

		4,894,201

Information Technology : 34.24%

Communications Equipment : 2.32%

Finisar Corporation †	51,616	1,411,181

2

Wells Fargo VT Discovery Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Communications Equipment (continued)

Harris Corporation	14,600	$1,624,542

		3,035,723

Electronic Equipment, Instruments & Components : 5.53%

Cognex Corporation	21,376	1,794,515
FLIR Systems Incorporated	41,000	1,487,480
Littelfuse Incorporated	12,057	1,928,035
Universal Display Corporation «	23,500	2,023,350

		7,233,380

Internet Software & Services : 7.33%

CoStar Group Incorporated †	9,919	2,055,415
MercadoLibre Incorporated	9,960	2,106,241
Momo Incorporated ADR †	29,100	991,437
Q2 Holdings Incorporated †	48,100	1,676,285
Twilio Incorporated Class A †«	52,500	1,515,675
Yandex NV Class A †	56,200	1,232,466

		9,577,519

IT Services : 8.38%

Acxiom Corporation †	64,406	1,833,639
EPAM Systems Incorporated †	27,519	2,078,235
Euronet Worldwide Incorporated †	24,893	2,128,849
Square Incorporated Class A †	41,500	717,120
Total System Services Incorporated	37,700	2,015,442
WEX Incorporated †	21,100	2,183,850

		10,957,135

Semiconductors & Semiconductor Equipment : 1.96%

Microsemi Corporation †	29,100	1,499,523
Teradyne Incorporated	34,100	1,060,510

		2,560,033

Software : 6.79%

Guidewire Software Incorporated †	37,291	2,100,602
PTC Incorporated †	35,800	1,881,290
Secureworks Corporation Class A †	10,300	97,850
Take-Two Interactive Software Incorporated †	42,200	2,501,194
Ultimate Software Group Incorporated †	11,800	2,303,478

		8,884,414

Technology Hardware, Storage & Peripherals : 1.93%

3D Systems Corporation †«	53,500	800,360
NCR Corporation †	37,700	1,722,136

		2,522,496

Materials : 3.80%

Chemicals : 0.81%
Albemarle Corporation	10,000	1,056,400

Construction Materials : 1.14%
Vulcan Materials Company	12,400	1,493,952

Containers & Packaging : 1.85%
Berry Plastics Group Incorporated †	49,800	2,418,786

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Discovery Fund

Security name			Shares	Value
Real Estate : 0.73%

Real Estate Management & Development : 0.73%
CBRE Group Incorporated Class A †			27,600	$960,204

Telecommunication Services : 1.53%

Diversified Telecommunication Services : 1.53%
Zayo Group Holdings Incorporated †			60,912	2,004,005

Total Common Stocks (Cost $104,415,161)				127,054,193

		Yield
Short-Term Investments : 8.07%

Investment Companies : 8.07%

Securities Lending Cash Investment LLC (l)(r)(u)		0.98%	7,337,896	7,338,630
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.63	3,213,857	3,213,857

Total Short-Term Investments (Cost $10,552,227)				10,552,487

Total investments in securities (Cost $114,967,388)*	105.23%			137,606,680

Other assets and liabilities, net	(5.23)			(6,840,695)

Total net assets	100.00%			$130,765,985

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $115,135,761 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,277,357
Gross unrealized losses	(806,438)

Net unrealized gains	$22,470,919

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$18,447,185	$0	$0	$18,447,185
Consumer staples	1,491,044	0	0	1,491,044
Energy	1,171,980	0	0	1,171,980
Financials	7,862,780	0	0	7,862,780
Health care	17,603,746	0	0	17,603,746
Industrials	27,773,411	0	0	27,773,411
Information technology	44,770,700	0	0	44,770,700
Materials	4,969,138	0	0	4,969,138
Real estate	960,204	0	0	960,204
Telecommunication services	2,004,005	0	0	2,004,005
Short-term investments
Investment companies	3,213,857	0	0	3,213,857
Investments measured at net asset value*				7,338,630

Total assets	$130,268,050	$0	$0	$137,606,680

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $7,338,630 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 60.03%

Consumer Discretionary : 7.40%

Auto Components : 0.12%

BorgWarner Incorporated	485	$20,268
Delphi Automotive plc	654	52,640
The Goodyear Tire & Rubber Company	611	21,996

		94,904

Automobiles : 0.31%

Ford Motor Company	9,472	110,254
General Motors Company	3,308	116,971
Harley-Davidson Incorporated	428	25,894

		253,119

Distributors : 0.07%

Genuine Parts Company	359	33,175
LKQ Corporation †	747	21,865

		55,040

Diversified Consumer Services : 0.01%
H&R Block Incorporated	502	11,672

Hotels, Restaurants & Leisure : 0.96%

Carnival Corporation	1,014	59,735
Chipotle Mexican Grill Incorporated †	69	30,741
Darden Restaurants Incorporated	300	25,101
Marriott International Incorporated Class A	763	71,859
McDonald’s Corporation	1,987	257,535
Royal Caribbean Cruises Limited	406	39,833
Starbucks Corporation	3,536	206,467
Wyndham Worldwide Corporation	254	21,410
Wynn Resorts Limited	192	22,005
Yum! Brands Incorporated	815	52,079

		786,765

Household Durables : 0.27%

D.R. Horton Incorporated	824	27,447
Garmin Limited	278	14,209
Leggett & Platt Incorporated	324	16,304
Lennar Corporation Class A	493	25,237
Mohawk Industries Incorporated †	152	34,882
Newell Rubbermaid Incorporated	1,170	55,189
PulteGroup Incorporated	694	16,344
Whirlpool Corporation	180	30,839

		220,451

Internet & Direct Marketing Retail : 1.54%

Amazon.com Incorporated †	961	851,965
Expedia Incorporated	292	36,842
Netflix Incorporated †	1,045	154,461
The Priceline Group Incorporated †	118	210,036
TripAdvisor Incorporated †	273	11,783

		1,265,087

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Leisure Products : 0.06%

Hasbro Incorporated	270	$26,951
Mattel Incorporated	831	21,282

		48,233

Media : 1.94%

CBS Corporation Class B	902	62,563
Charter Communications Incorporated Class A †	522	170,861
Comcast Corporation Class A	11,484	431,684
Discovery Communications Incorporated Class A †	369	10,734
Discovery Communications Incorporated Class C †	523	14,806
DISH Network Corporation Class A †	550	34,920
Interpublic Group of Companies Incorporated	952	23,391
News Corporation Class A	926	12,038
News Corporation Class B	290	3,915
Omnicom Group Incorporated	569	49,053
Scripps Networks Interactive Incorporated Class A	231	18,103
Tegna Incorporated	521	13,348
The Walt Disney Company	3,530	400,267
Time Warner Incorporated	1,879	183,597
Twenty-First Century Fox Incorporated Class A	2,553	82,692
Twenty-First Century Fox Incorporated Class B	1,182	37,564
Viacom Incorporated Class B	843	39,301

		1,588,837

Multiline Retail : 0.26%

Dollar General Corporation	617	43,023
Dollar Tree Incorporated †	572	44,879
Kohl’s Corporation	428	17,039
Macy’s Incorporated	737	21,845
Nordstrom Incorporated	275	12,807
Target Corporation	1,350	74,507

		214,100

Specialty Retail : 1.45%

Advance Auto Parts Incorporated	179	26,539
AutoNation Incorporated †	159	6,724
AutoZone Incorporated †	68	49,167
Bed Bath & Beyond Incorporated	364	14,363
Best Buy Company Incorporated	657	32,292
CarMax Incorporated «†	453	26,827
Foot Locker Incorporated	321	24,014
L Brands Incorporated	582	27,412
Lowe’s Companies Incorporated	2,102	172,805
O’Reilly Automotive Incorporated †	222	59,904
Ross Stores Incorporated	956	62,972
Signet Jewelers Limited	168	11,637
Staples Incorporated	1,578	13,839
The Gap Incorporated	532	12,922
The Home Depot Incorporated	2,956	434,029
The TJX Companies Incorporated	1,582	125,105
Tiffany & Company	259	24,683
Tractor Supply Company	317	21,863
ULTA Salon Cosmetics & Fragrance Incorporated †	141	40,217

		1,187,314

Textiles, Apparel & Luxury Goods : 0.41%

Coach Incorporated	681	28,146
HanesBrands Incorporated	919	19,078
Michael Kors Holdings Limited †	394	15,015
Nike Incorporated Class B	3,216	179,228

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)

PVH Corporation	191	$19,763
Ralph Lauren Corporation	136	11,100
Under Armour Incorporated Class A	446	8,822
Under Armour Incorporated Class C †	447	8,180
VF Corporation	804	44,196

		333,528

Consumer Staples : 5.59%

Beverages : 1.23%

Brown-Forman Corporation Class B	429	19,811
Constellation Brands Incorporated Class A	419	67,907
Dr Pepper Snapple Group Incorporated	444	43,476
Molson Coors Brewing Company Class B	447	42,782
Monster Beverage Corporation †	977	45,108
PepsiCo Incorporated	3,463	387,371
The Coca-Cola Company	9,377	397,960

		1,004,415

Food & Staples Retailing : 1.17%

Costco Wholesale Corporation	1,066	178,758
CVS Health Corporation	2,489	195,387
Sysco Corporation	1,205	62,564
The Kroger Company	2,242	66,117
Wal-Mart Stores Incorporated	3,654	263,380
Walgreens Boots Alliance Incorporated	2,069	171,830
Whole Foods Market Incorporated	773	22,974

		961,010

Food Products : 0.92%

Archer Daniels Midland Company	1,385	63,765
Campbell Soup Company	469	26,846
ConAgra Foods Incorporated	1,003	40,461
General Mills Incorporated	1,407	83,027
Hormel Foods Corporation	654	22,648
Kellogg Company	613	44,510
McCormick & Company Incorporated	275	26,826
Mead Johnson Nutrition Company	445	39,641
Mondelez International Incorporated Class A	3,704	159,568
The Hershey Company	339	37,036
The J.M. Smucker Company	281	36,833
The Kraft Heinz Company	1,446	131,311
Tyson Foods Incorporated Class A	696	42,950

		755,422

Household Products : 1.10%

Church & Dwight Company Incorporated	617	30,770
Colgate-Palmolive Company	2,142	156,773
Kimberly-Clark Corporation	862	113,465
The Clorox Company	311	41,932
The Procter & Gamble Company	6,203	557,340

		900,280

Personal Products : 0.08%

Coty Incorporated Class A	1,143	20,723

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Personal Products (continued)

The Estee Lauder Companies Incorporated Class A	538	$45,617

		66,340

Tobacco : 1.09%

Altria Group Incorporated	4,706	336,103
Philip Morris International	3,765	425,069
Reynolds American Incorporated	2,007	126,481

		887,653

Energy : 3.96%

Energy Equipment & Services : 0.65%

Baker Hughes Incorporated	1,032	61,734
Halliburton Company	2,104	103,538
Helmerich & Payne Incorporated	263	17,508
National Oilwell Varco Incorporated	919	36,843
Schlumberger Limited	3,383	264,212
TechnipFMC plc †	1,133	36,823
Transocean Limited †	945	11,765

		532,423

Oil, Gas & Consumable Fuels : 3.31%

Anadarko Petroleum Corporation	1,356	84,072
Apache Corporation	921	47,330
Cabot Oil & Gas Corporation	1,153	27,568
Chesapeake Energy Corporation †	1,846	10,965
Chevron Corporation	4,594	493,258
Cimarex Energy Company	230	27,483
Concho Resources Incorporated †	359	46,074
ConocoPhillips	2,999	149,560
Devon Energy Corporation	1,273	53,110
EOG Resources Incorporated	1,399	136,472
EQT Corporation	420	25,662
Exxon Mobil Corporation	10,061	825,103
Hess Corporation	652	31,433
Kinder Morgan Incorporated	4,659	101,287
Marathon Oil Corporation	2,055	32,469
Marathon Petroleum Corporation	1,281	64,742
Murphy Oil Corporation	393	11,236
Newfield Exploration Company †	482	17,791
Noble Energy Incorporated	1,057	36,297
Occidental Petroleum Corporation	1,855	117,533
ONEOK Incorporated	511	28,330
Phillips 66 Company	1,070	84,765
Pioneer Natural Resources Company	412	76,727
Range Resources Corporation	456	13,270
Southwestern Energy Company †	1,208	9,869
Tesoro Corporation	283	22,940
The Williams Companies Incorporated	2,004	59,298
Valero Energy Corporation	1,094	72,521

		2,707,165

Financials : 8.62%

Banks : 3.88%

Bank of America Corporation	24,328	573,898
BB&T Corporation	1,962	87,701
Citigroup Incorporated	6,723	402,170
Citizens Financial Group Incorporated	1,235	42,669
Comerica Incorporated	426	29,215

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Banks (continued)

Fifth Third Bancorp	1,821	$46,253
Huntington Bancshares Incorporated	2,635	35,283
JPMorgan Chase & Company	8,668	761,397
KeyCorp	2,603	46,281
M&T Bank Corporation	373	57,714
People’s United Financial Incorporated	769	13,996
PNC Financial Services Group Incorporated	1,180	141,883
Regions Financial Corporation	2,924	42,486
SunTrust Banks Incorporated	1,193	65,973
US Bancorp	3,864	198,996
Wells Fargo & Company (l)	10,927	608,197
Zions Bancorporation	491	20,622

		3,174,734

Capital Markets : 1.70%

Affiliated Managers Group Incorporated	137	22,460
Ameriprise Financial Incorporated	373	48,371
Bank of New York Mellon Corporation	2,517	118,878
BlackRock Incorporated	294	112,752
CBOE Holdings Incorporated	222	17,998
Charles Schwab Corporation	2,947	120,267
CME Group Incorporated	824	97,891
E*TRADE Financial Corporation †	666	23,237
Franklin Resources Incorporated	837	35,271
Goldman Sachs Group Incorporated	899	206,518
Intercontinental Exchange Incorporated	1,446	86,572
Invesco Limited	979	29,987
Moody’s Corporation	402	45,040
Morgan Stanley	3,487	149,383
Northern Trust Corporation	522	45,195
Raymond James Financial Incorporated	310	23,641
S&P Global Incorporated	626	81,843
State Street Corporation	870	69,261
T. Rowe Price Group Incorporated	590	40,209
The NASDAQ OMX Group Incorporated	278	19,307

		1,394,081

Consumer Finance : 0.47%

American Express Company	1,837	145,325
Capital One Financial Corporation	1,166	101,046
Discover Financial Services	935	63,945
Navient Corporation	705	10,406
Synchrony Financial	1,868	64,072

		384,794

Diversified Financial Services : 0.96%

Berkshire Hathaway Incorporated Class B †	4,609	768,228
Leucadia National Corporation	786	20,436

		788,664

Insurance : 1.61%

AFLAC Incorporated	973	70,465
American International Group Incorporated	2,257	140,905
Aon plc	637	75,606
Arthur J. Gallagher & Company	433	24,482
Assurant Incorporated	134	12,820
Chubb Limited	1,131	154,099
Cincinnati Financial Corporation	363	26,234

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Insurance (continued)

Lincoln National Corporation	546	$35,736
Loews Corporation	670	31,336
Marsh & McLennan Companies Incorporated	1,249	92,289
MetLife Incorporated	2,638	139,339
Principal Financial Group Incorporated	648	40,895
Prudential Financial Incorporated	1,044	111,374
The Allstate Corporation	885	72,119
The Hartford Financial Services Group Incorporated	907	43,599
The Progressive Corporation	1,409	55,205
The Travelers Companies Incorporated	678	81,726
Torchmark Corporation	266	20,493
UnumProvident Corporation	556	26,071
Willis Towers Watson plc	308	40,314
XL Group Limited	642	25,590

		1,320,697

Health Care : 8.34%

Biotechnology : 1.71%

AbbVie Incorporated	3,868	252,039
Alexion Pharmaceuticals Incorporated †	544	65,955
Amgen Incorporated	1,786	293,029
Biogen Incorporated	524	143,272
Celgene Corporation †	1,888	234,924
Gilead Sciences Incorporated	3,171	215,374
Incyte Corporation †	427	57,077
Regeneron Pharmaceuticals Incorporated †	183	70,914
Vertex Pharmaceuticals Incorporated †	603	65,938

		1,398,522

Health Care Equipment & Supplies : 1.56%

Abbott Laboratories	4,193	186,211
Baxter International Incorporated	1,179	61,143
Becton Dickinson & Company	516	94,655
Boston Scientific Corporation †	3,309	82,295
C.R. Bard Incorporated	174	43,246
Danaher Corporation	1,480	126,584
Dentsply Sirona Incorporated	557	34,779
Edwards Lifesciences Corporation †	515	48,446
Hologic Incorporated †	678	28,849
IDEXX Laboratories Incorporated †	213	32,932
Intuitive Surgical Incorporated †	89	68,216
Medtronic plc	3,322	267,620
Stryker Corporation	751	98,869
The Cooper Companies Incorporated	118	23,587
Varian Medical Systems Incorporated	226	20,595
Zimmer Biomet Holdings Incorporated	487	59,468

		1,277,495

Health Care Providers & Services : 1.59%

Aetna Incorporated	853	108,800
AmerisourceBergen Corporation	400	35,400
Anthem Incorporated	641	106,009
Cardinal Health Incorporated	765	62,386
Centene Corporation †	417	29,715
Cigna Corporation	624	91,410
DaVita HealthCare Partners Incorporated †	377	25,625
Envision Healthcare Corporation †	284	17,415
Express Scripts Holding Company †	1,469	96,822
HCA Holdings Incorporated †	700	62,293
Henry Schein Incorporated †	191	32,464

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)

Humana Incorporated	361	$74,417
Laboratory Corporation of America Holdings †	248	35,581
McKesson Corporation	514	76,206
Patterson Companies Incorporated	199	9,001
Quest Diagnostics Incorporated	333	32,697
UnitedHealth Group Incorporated	2,308	378,535
Universal Health Services Incorporated Class B	216	26,881

		1,301,657

Health Care Technology : 0.05%
Cerner Corporation †	711	41,842

Life Sciences Tools & Services : 0.39%

Agilent Technologies Incorporated	781	41,291
Illumina Incorporated †	355	60,577
Mettler-Toledo International Incorporated †	62	29,692
PerkinElmer Incorporated	266	15,444
Thermo Fisher Scientific Incorporated	946	145,306
Waters Corporation †	193	30,168

		322,478

Pharmaceuticals : 3.04%

Allergan plc	813	194,242
Bristol-Myers Squibb Company	4,059	220,728
Eli Lilly & Company	2,355	198,079
Johnson & Johnson	6,584	820,037
Mallinckrodt plc †	254	11,321
Merck & Company Incorporated	6,662	423,303
Mylan NV †	1,118	43,591
Perrigo Company plc	348	23,104
Pfizer Incorporated	14,443	494,095
Zoetis Incorporated	1,193	63,670

		2,492,170

Industrials : 6.05%

Aerospace & Defense : 1.34%

Arconic Incorporated	1,069	28,157
General Dynamics Corporation	690	129,168
L3 Technologies Incorporated	188	31,075
Lockheed Martin Corporation	606	162,166
Northrop Grumman Corporation	423	100,606
Raytheon Company	710	108,275
Rockwell Collins Incorporated	317	30,800
Textron Incorporated	655	31,171
The Boeing Company	1,382	244,421
TransDigm Group Incorporated	120	26,419
United Technologies Corporation	1,818	203,998

		1,096,256

Air Freight & Logistics : 0.42%

C.H. Robinson Worldwide Incorporated	343	26,510
Expeditors International of Washington Incorporated	437	24,686
FedEx Corporation	595	116,114
United Parcel Service Incorporated Class B	1,672	179,406

		346,716

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Airlines : 0.35%

Alaska Air Group Incorporated	299	$27,574
American Airlines Group Incorporated	1,223	51,733
Delta Air Lines Incorporated	1,772	81,441
Southwest Airlines Company	1,493	80,264
United Continental Holdings Incorporated †	695	49,095

		290,107

Building Products : 0.20%

Allegion plc	231	17,487
Fortune Brands Home & Security Incorporated	370	22,515
Johnson Controls International plc	2,278	95,949
Masco Corporation	777	26,410

		162,361

Commercial Services & Supplies : 0.18%

Cintas Corporation	208	26,320
Republic Services Incorporated	559	35,111
Stericycle Incorporated †	205	16,992
Waste Management Incorporated	981	71,535

		149,958

Construction & Engineering : 0.06%

Fluor Corporation	338	17,786
Jacobs Engineering Group Incorporated	293	16,197
Quanta Services Incorporated †	366	13,582

		47,565

Electrical Equipment : 0.34%

Acuity Brands Incorporated	106	21,624
AMETEK Incorporated	556	30,068
Eaton Corporation plc	1,091	80,898
Emerson Electric Company	1,565	93,681
Rockwell Automation Incorporated	311	48,426

		274,697

Industrial Conglomerates : 1.45%

3M Company	1,446	276,663
General Electric Company	21,172	630,926
Honeywell International Incorporated	1,847	230,635
Roper Industries Incorporated	247	51,003

		1,189,227

Machinery : 0.90%

Caterpillar Incorporated	1,423	131,997
Cummins Incorporated	374	56,549
Deere & Company	710	77,291
Dover Corporation	376	30,212
Flowserve Corporation	316	15,301
Fortive Corporation	730	43,961
Illinois Tool Works Incorporated	757	100,280
Ingersoll-Rand plc	629	51,150
Paccar Incorporated	851	57,187
Parker-Hannifin Corporation	323	51,783
Pentair plc	405	25,426
Snap-on Incorporated	140	23,614
Stanley Black & Decker Incorporated	369	49,029

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Machinery (continued)

Xylem Incorporated	435	$21,846

		735,626

Professional Services : 0.16%

Dun & Bradstreet Corporation	89	9,607
Equifax Incorporated	290	39,655
Nielsen Holdings plc	815	33,668
Robert Half International Incorporated	309	15,088
Verisk Analytics Incorporated †	374	30,346

		128,364

Road & Rail : 0.54%

CSX Corporation	2,248	104,644
J.B. Hunt Transport Services Incorporated	210	19,265
Kansas City Southern	258	22,126
Norfolk Southern Corporation	705	78,939
Ryder System Incorporated	129	9,732
Union Pacific Corporation	1,974	209,086

		443,792

Trading Companies & Distributors : 0.11%

Fastenal Company	702	36,153
United Rentals Incorporated †	204	25,510
W.W. Grainger Incorporated	130	30,259

		91,922

Information Technology : 13.26%

Communications Equipment : 0.64%

Cisco Systems Incorporated	12,152	410,725
F5 Networks Incorporated †	157	22,383
Harris Corporation	301	33,492
Juniper Networks Incorporated	927	25,798
Motorola Solutions Incorporated	399	34,402

		526,800

Electronic Equipment, Instruments & Components : 0.23%

Amphenol Corporation Class A	746	53,093
Corning Incorporated	2,252	60,804
FLIR Systems Incorporated	330	11,972
TE Connectivity Limited	862	64,262

		190,131

Internet Software & Services : 2.74%

Akamai Technologies Incorporated †	420	25,074
Alphabet Incorporated Class A †	720	610,416
Alphabet Incorporated Class C †	716	593,965
eBay Incorporated †	2,453	82,347
Facebook Incorporated Class A †	5,715	811,816
VeriSign Incorporated †	215	18,729
Yahoo! Incorporated †	2,131	98,900

		2,241,247

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
IT Services : 2.24%

Accenture plc Class A	1,511	$181,139
Alliance Data Systems Corporation	135	33,615
Automatic Data Processing Incorporated	1,089	111,503
Cognizant Technology Solutions Corporation Class A †	1,477	87,911
CSRA Incorporated	352	10,310
Fidelity National Information Services Incorporated	797	63,457
Fiserv Incorporated †	521	60,077
Global Payments Incorporated	368	29,690
International Business Machines Corporation	2,083	362,734
MasterCard Incorporated Class A	2,286	257,106
Paychex Incorporated	775	45,648
PayPal Holdings Incorporated †	2,725	117,230
Teradata Corporation †	317	9,865
The Western Union Company	1,167	23,748
Total System Services Incorporated	400	21,384
Visa Incorporated Class A	4,508	400,626
Xerox Corporation	2,072	15,208

		1,831,251

Semiconductors & Semiconductor Equipment : 2.06%

Advanced Micro Devices Incorporated †	1,871	27,223
Analog Devices Incorporated	883	72,362
Applied Materials Incorporated	2,621	101,957
Broadcom Limited	974	213,267
Intel Corporation	11,473	413,831
KLA-Tencor Corporation	379	36,032
Lam Research Corporation	394	50,574
Microchip Technology Incorporated «	525	38,735
Micron Technology Incorporated †	2,516	72,712
NVIDIA Corporation	1,429	155,661
Qorvo Incorporated †	306	20,979
QUALCOMM Incorporated	3,584	205,507
Skyworks Solutions Incorporated	449	43,993
Texas Instruments Incorporated	2,426	195,439
Xilinx Incorporated	604	34,966

		1,683,238

Software : 2.77%

Activision Blizzard Incorporated	1,678	83,665
Adobe Systems Incorporated †	1,202	156,416
Autodesk Incorporated †	475	41,073
CA Incorporated	760	24,107
Citrix Systems Incorporated	379	31,605
Electronic Arts Incorporated †	748	66,961
Intuit Incorporated	589	68,318
Microsoft Corporation	18,752	1,235,007
Oracle Corporation	7,273	324,449
Red Hat Incorporated †	432	37,368
Salesforce.com Incorporated †	1,589	131,077
Symantec Corporation	1,502	46,081
Synopsys Incorporated †	364	26,255

		2,272,382

Technology Hardware, Storage & Peripherals : 2.58%

Apple Incorporated	12,731	1,828,935
Hewlett Packard Enterprise Company	4,040	95,748
HP Incorporated	4,109	73,469
NetApp Incorporated	657	27,495
Seagate Technology plc	717	32,932

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Technology Hardware, Storage & Peripherals (continued)

Western Digital Corporation	699	$57,688

		2,116,267

Materials : 1.70%

Chemicals : 1.27%

Air Products & Chemicals Incorporated	528	71,433
Albemarle Corporation	272	28,734
CF Industries Holdings Incorporated	565	16,583
E.I. du Pont de Nemours & Company	2,097	168,452
Eastman Chemical Company	355	28,684
Ecolab Incorporated	636	79,716
FMC Corporation	324	22,547
International Flavors & Fragrances Incorporated	191	25,313
LyondellBasell Industries NV Class A	800	72,952
Monsanto Company	1,065	120,558
PPG Industries Incorporated	623	65,465
Praxair Incorporated	692	82,071
The Dow Chemical Company	2,708	172,066
The Mosaic Company	850	24,803
The Sherwin-Williams Company	197	61,107

		1,040,484

Construction Materials : 0.09%

Martin Marietta Materials Incorporated	152	33,174
Vulcan Materials Company	321	38,674

		71,848

Containers & Packaging : 0.18%

Avery Dennison Corporation	216	17,410
Ball Corporation	424	31,486
International Paper Company	998	50,678
Sealed Air Corporation	469	20,439
WestRock Company	608	31,634

		151,647

Metals & Mining : 0.16%

Freeport-McMoRan Incorporated †	3,227	43,113
Newmont Mining Corporation	1,290	42,518
Nucor Corporation	774	46,223

		131,854

Real Estate : 1.76%

Equity REITs : 1.73%

Alexandria Real Estate Equities Incorporated	215	23,762
American Tower Corporation	1,037	126,037
Apartment Investment & Management Company Class A	380	16,853
AvalonBay Communities Incorporated	333	61,139
Boston Properties Incorporated	372	49,257
Crown Castle International Corporation	874	82,549
Digital Realty Trust Incorporated	386	41,067
Equinix Incorporated	173	69,264
Equity Residential	891	55,438
Essex Property Trust Incorporated	159	36,813
Extra Space Storage Incorporated	305	22,689
Federal Realty Investment Trust	175	23,363

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Equity REITs (continued)

GGP Incorporated	1,417	$32,846
HCP Incorporated	1,136	35,534
Host Hotels & Resorts Incorporated	1,794	33,476
Iron Mountain Incorporated	595	21,224
Kimco Realty Corporation	1,033	22,819
Mid-America Apartment Communities Incorporated	274	27,877
Prologis Incorporated	1,285	66,666
Public Storage Incorporated	361	79,027
Realty Income Corporation	657	39,111
Regency Centers Corporation	354	23,502
Simon Property Group Incorporated	776	133,495
SL Green Realty Corporation	244	26,015
The Macerich Company	292	18,805
UDR Incorporated	648	23,496
Ventas Incorporated	861	55,999
Vornado Realty Trust	417	41,829
Welltower Incorporated	880	62,322
Weyerhaeuser Company	1,817	61,742

		1,414,016

Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A †	729	25,362

Telecommunication Services : 1.43%

Diversified Telecommunication Services : 1.43%

AT&T Incorporated	14,903	619,220
CenturyLink Incorporated «	1,326	31,254
Level 3 Communications Incorporated †	708	40,512
Verizon Communications Incorporated	9,892	482,235

		1,173,221

Utilities : 1.92%

Electric Utilities : 1.20%

Alliant Energy Corporation	552	21,865
American Electric Power Company Incorporated	1,193	80,086
Duke Energy Corporation	1,697	139,171
Edison International	791	62,972
Entergy Corporation	435	33,043
Eversource Energy	769	45,202
Exelon Corporation	2,248	80,883
FirstEnergy Corporation	1,073	34,143
NextEra Energy Incorporated	1,135	145,700
PG&E Corporation	1,231	81,689
Pinnacle West Capital Corporation	269	22,429
PPL Corporation	1,649	61,656
The Southern Company	2,405	119,721
Xcel Energy Incorporated	1,230	54,674

		983,234

Independent Power & Renewable Electricity Producers : 0.04%

AES Corporation	1,600	17,888
NRG Energy Incorporated	767	14,343

		32,231

Multi-Utilities : 0.64%

Ameren Corporation	588	32,099
CenterPoint Energy Incorporated	1,045	28,811
CMS Energy Corporation	679	30,378

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name			Shares	Value
Multi-Utilities (continued)

Consolidated Edison Incorporated			740	$57,468
Dominion Resources Incorporated			1,524	118,217
DTE Energy Company			435	44,418
NiSource Incorporated			785	18,675
Public Service Enterprise Group Incorporated			1,229	54,506
SCANA Corporation			347	22,676
Sempra Energy			608	67,184
WEC Energy Group Incorporated			766	46,443

				520,875

Water Utilities : 0.04%
American Water Works Company Incorporated			432	33,597

Total Common Stocks (Cost $26,858,386)				49,167,168

		Expiration date
Rights : 0.00%

Consumer Staples : 0.00%

Food & Staples Retailing : 0.00%

Safeway Casa Ley Contingent Value Rights †(a)(i)		1-30-2019	684	0
Safeway PDC LLC Contingent Value Rights †(a)(i)		7-30-2017	684	0

Total Rights (Cost $725)				0

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 38.68%
U.S. Treasury Bond	2.75%	8-15-2042	$126,000	120,084
U.S. Treasury Bond	2.75	11-15-2042	126,000	119,941
U.S. Treasury Bond	2.88	5-15-2043	182,000	177,158
U.S. Treasury Bond	3.00	5-15-2042	84,000	83,964
U.S. Treasury Bond	3.13	11-15-2041	66,000	67,526
U.S. Treasury Bond	3.13	2-15-2042	87,000	88,995
U.S. Treasury Bond	3.13	2-15-2043	129,000	131,530
U.S. Treasury Bond	3.50	2-15-2039	61,000	67,117
U.S. Treasury Bond	3.63	8-15-2043	156,000	173,666
U.S. Treasury Bond	3.75	8-15-2041	68,000	77,108
U.S. Treasury Bond	3.88	8-15-2040	71,000	82,058
U.S. Treasury Bond	4.25	5-15-2039	57,000	69,589
U.S. Treasury Bond	4.25	11-15-2040	74,000	90,323
U.S. Treasury Bond	4.38	2-15-2038	32,000	39,920
U.S. Treasury Bond	4.38	11-15-2039	57,000	70,727
U.S. Treasury Bond	4.38	5-15-2040	83,000	103,030
U.S. Treasury Bond	4.38	5-15-2041	65,000	80,928
U.S. Treasury Bond	4.50	2-15-2036	70,000	88,755
U.S. Treasury Bond	4.50	5-15-2038	36,000	45,647
U.S. Treasury Bond	4.50	8-15-2039	59,000	74,497
U.S. Treasury Bond	4.63	2-15-2040	102,000	130,978
U.S. Treasury Bond	4.75	2-15-2037	24,000	31,327
U.S. Treasury Bond	4.75	2-15-2041	88,000	115,204
U.S. Treasury Bond	5.00	5-15-2037	29,000	38,994
U.S. Treasury Bond	5.25	11-15-2028	45,000	57,493
U.S. Treasury Bond	5.25	2-15-2029	33,000	42,302
U.S. Treasury Bond	5.38	2-15-2031	70,000	93,453
U.S. Treasury Bond	5.50	8-15-2028	35,000	45,437
U.S. Treasury Bond	6.00	2-15-2026	42,000	54,280
U.S. Treasury Bond	6.13	11-15-2027	49,000	65,916

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Interest rate	Maturity date	Principal
U.S. Treasury Securities (continued)
U.S. Treasury Bond	6.13%	8-15-2029	$25,000	$34,619
U.S. Treasury Bond	6.25	5-15-2030	45,000	63,770
U.S. Treasury Bond	6.38	8-15-2027	21,000	28,609
U.S. Treasury Note	0.63	4-30-2018	164,000	163,142
U.S. Treasury Note	0.63	6-30-2018	117,000	116,264
U.S. Treasury Note	0.75	12-31-2017	163,000	162,669
U.S. Treasury Note	0.75	1-31-2018	116,000	115,719
U.S. Treasury Note	0.75	2-28-2018	153,000	152,552
U.S. Treasury Note	0.75	3-31-2018	133,000	132,553
U.S. Treasury Note	0.75	4-15-2018	127,000	126,553
U.S. Treasury Note	0.75	4-30-2018	119,000	118,544
U.S. Treasury Note	0.75	7-31-2018	117,000	116,383
U.S. Treasury Note	0.75	8-31-2018	118,000	117,322
U.S. Treasury Note	0.75	9-30-2018	118,000	117,235
U.S. Treasury Note	0.75	10-31-2018	118,000	117,161
U.S. Treasury Note	0.75	2-15-2019	107,000	106,030
U.S. Treasury Note	0.75	7-15-2019	108,000	106,566
U.S. Treasury Note	0.75	8-15-2019	108,000	106,473
U.S. Treasury Note	0.88	1-15-2018	125,000	124,854
U.S. Treasury Note	0.88	1-31-2018	115,000	114,838
U.S. Treasury Note	0.88	3-31-2018	118,000	117,760
U.S. Treasury Note	0.88	5-31-2018	119,000	118,656
U.S. Treasury Note	0.88	7-15-2018	117,000	116,593
U.S. Treasury Note	0.88	10-15-2018	106,000	105,491
U.S. Treasury Note	0.88	4-15-2019	109,000	108,106
U.S. Treasury Note	0.88	5-15-2019	110,000	109,020
U.S. Treasury Note	0.88	6-15-2019	108,000	106,949
U.S. Treasury Note	0.88	7-31-2019	76,000	75,187
U.S. Treasury Note	0.88	9-15-2019	106,000	104,692
U.S. Treasury Note	1.00	12-15-2017	132,000	131,995
U.S. Treasury Note	1.00	12-31-2017	115,000	114,982
U.S. Treasury Note	1.00	2-15-2018	125,000	124,937
U.S. Treasury Note	1.00	3-15-2018	125,000	124,902
U.S. Treasury Note	1.00	5-15-2018	124,000	123,835
U.S. Treasury Note	1.00	5-31-2018	152,000	151,774
U.S. Treasury Note	1.00	8-15-2018	117,000	116,744
U.S. Treasury Note	1.00	9-15-2018	117,000	116,698
U.S. Treasury Note	1.00	11-30-2018	103,000	102,638
U.S. Treasury Note	1.00	3-15-2019	107,000	106,444
U.S. Treasury Note	1.00	6-30-2019	58,000	57,583
U.S. Treasury Note	1.00	8-31-2019	79,000	78,293
U.S. Treasury Note	1.00	9-30-2019	148,000	146,560
U.S. Treasury Note	1.00	10-15-2019	109,000	107,902
U.S. Treasury Note	1.00	11-15-2019	96,000	94,931
U.S. Treasury Note	1.00	11-30-2019	142,000	140,430
U.S. Treasury Note	1.13	6-15-2018	124,000	123,976
U.S. Treasury Note	1.13	1-15-2019	106,000	105,793
U.S. Treasury Note	1.13	1-31-2019	119,000	118,754
U.S. Treasury Note	1.13	5-31-2019	65,000	64,756
U.S. Treasury Note	1.13	12-31-2019	95,000	94,176
U.S. Treasury Note	1.13	3-31-2020	93,000	91,917
U.S. Treasury Note	1.13	4-30-2020	104,000	102,676
U.S. Treasury Note	1.13	2-28-2021	226,000	220,482
U.S. Treasury Note	1.13	6-30-2021	228,000	221,383
U.S. Treasury Note	1.13	7-31-2021	153,000	148,368
U.S. Treasury Note	1.13	8-31-2021	153,000	148,219
U.S. Treasury Note	1.13	9-30-2021	152,000	147,042
U.S. Treasury Note	1.25	10-31-2018	165,000	165,116
U.S. Treasury Note	1.25	11-15-2018	108,000	108,068
U.S. Treasury Note	1.25	11-30-2018	155,000	155,091
U.S. Treasury Note	1.25	12-15-2018	108,000	108,051
U.S. Treasury Note	1.25	12-31-2018	120,000	120,047
U.S. Treasury Note	1.25	1-31-2019	125,000	125,029
U.S. Treasury Note	1.25	4-30-2019	51,000	50,966
U.S. Treasury Note	1.25	10-31-2019	75,000	74,698

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2017 (unaudited)

	Interest rate	Maturity date	Principal
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.25%	1-31-2020	$225,000	$223,532
U.S. Treasury Note	1.25	2-29-2020	152,000	150,902
U.S. Treasury Note	1.25	3-31-2021	226,000	221,303
U.S. Treasury Note	1.25	10-31-2021	151,000	146,759
U.S. Treasury Note	1.25	7-31-2023	125,000	118,286
U.S. Treasury Note	1.38	6-30-2018	127,000	127,372
U.S. Treasury Note	1.38	7-31-2018	151,000	151,431
U.S. Treasury Note	1.38	9-30-2018	208,000	208,593
U.S. Treasury Note	1.38	11-30-2018	74,000	74,202
U.S. Treasury Note	1.38	12-31-2018	91,000	91,228
U.S. Treasury Note	1.38	2-28-2019	121,000	121,279
U.S. Treasury Note	1.38	12-15-2019	111,000	110,775
U.S. Treasury Note	1.38	1-15-2020	109,000	108,732
U.S. Treasury Note	1.38	1-31-2020	101,000	100,724
U.S. Treasury Note	1.38	2-29-2020	228,000	227,101
U.S. Treasury Note	1.38	3-31-2020	226,000	224,994
U.S. Treasury Note	1.38	4-30-2020	226,000	224,764
U.S. Treasury Note	1.38	5-31-2020	106,000	105,321
U.S. Treasury Note	1.38	8-31-2020	256,000	253,610
U.S. Treasury Note	1.38	9-30-2020	256,000	253,420
U.S. Treasury Note	1.38	10-31-2020	232,000	229,444
U.S. Treasury Note	1.38	1-31-2021	232,000	228,728
U.S. Treasury Note	1.38	4-30-2021	226,000	222,186
U.S. Treasury Note	1.38	5-31-2021	226,000	221,957
U.S. Treasury Note	1.38	6-30-2023	126,000	120,350
U.S. Treasury Note	1.38	8-31-2023	124,000	118,139
U.S. Treasury Note	1.38	9-30-2023	90,000	85,644
U.S. Treasury Note	1.50	8-31-2018	200,000	200,883
U.S. Treasury Note	1.50	12-31-2018	144,000	144,664
U.S. Treasury Note	1.50	1-31-2019	161,000	161,736
U.S. Treasury Note	1.50	2-28-2019	147,000	147,678
U.S. Treasury Note	1.50	3-31-2019	60,000	60,281
U.S. Treasury Note	1.50	5-31-2019	158,000	158,654
U.S. Treasury Note	1.50	10-31-2019	225,000	225,413
U.S. Treasury Note	1.50	11-30-2019	226,000	226,353
U.S. Treasury Note	1.50	5-31-2020	226,000	225,409
U.S. Treasury Note	1.50	1-31-2022	128,000	125,465
U.S. Treasury Note	1.50	2-28-2023	126,000	121,782
U.S. Treasury Note	1.50	3-31-2023	126,000	121,624
U.S. Treasury Note	1.50	8-15-2026	102,000	94,362
U.S. Treasury Note	1.63	3-31-2019	154,000	155,065
U.S. Treasury Note	1.63	4-30-2019	159,000	160,081
U.S. Treasury Note	1.63	6-30-2019	157,000	158,000
U.S. Treasury Note	1.63	7-31-2019	155,000	155,963
U.S. Treasury Note	1.63	8-31-2019	229,000	230,342
U.S. Treasury Note	1.63	12-31-2019	225,000	225,993
U.S. Treasury Note	1.63	6-30-2020	225,000	225,167
U.S. Treasury Note	1.63	7-31-2020	253,000	253,010
U.S. Treasury Note	1.63	11-30-2020	155,000	154,528
U.S. Treasury Note	1.63	8-15-2022	117,000	114,596
U.S. Treasury Note	1.63	11-15-2022	150,000	146,525
U.S. Treasury Note	1.63	4-30-2023	128,000	124,350
U.S. Treasury Note	1.63	5-31-2023	128,000	124,220
U.S. Treasury Note	1.63	10-31-2023	90,000	86,959
U.S. Treasury Note	1.63	2-15-2026	102,000	95,888
U.S. Treasury Note	1.63	5-15-2026	105,000	98,470
U.S. Treasury Note	1.75	10-31-2018	66,000	66,572
U.S. Treasury Note	1.75	9-30-2019	228,000	229,986
U.S. Treasury Note	1.75	10-31-2020	148,000	148,324
U.S. Treasury Note	1.75	12-31-2020	232,000	232,154
U.S. Treasury Note	1.75	11-30-2021	134,000	133,115
U.S. Treasury Note	1.75	2-28-2022	129,000	127,846
U.S. Treasury Note	1.75	3-31-2022	128,000	126,775

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Interest rate	Maturity date	Principal
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	4-30-2022	$126,000	$124,691
U.S. Treasury Note	1.75	5-15-2022	111,000	109,812
U.S. Treasury Note	1.75	9-30-2022	144,000	141,795
U.S. Treasury Note	1.75	1-31-2023	129,000	126,581
U.S. Treasury Note	1.75	5-15-2023	226,000	221,056
U.S. Treasury Note	1.88	6-30-2020	86,000	86,779
U.S. Treasury Note	1.88	11-30-2021	128,000	127,840
U.S. Treasury Note	1.88	1-31-2022	157,000	156,644
U.S. Treasury Note	1.88	5-31-2022	128,000	127,380
U.S. Treasury Note	1.88	8-31-2022	142,000	140,891
U.S. Treasury Note	1.88	10-31-2022	143,000	141,626
U.S. Treasury Note	2.00	7-31-2020	101,000	102,255
U.S. Treasury Note	2.00	9-30-2020	106,000	107,230
U.S. Treasury Note	2.00	11-30-2020	122,000	123,244
U.S. Treasury Note	2.00	2-28-2021	136,000	137,190
U.S. Treasury Note	2.00	5-31-2021	146,000	147,095
U.S. Treasury Note	2.00	8-31-2021	127,000	127,690
U.S. Treasury Note	2.00	10-31-2021	126,000	126,561
U.S. Treasury Note	2.00	11-15-2021	178,000	178,800
U.S. Treasury Note	2.00	12-31-2021	155,000	155,581
U.S. Treasury Note	2.00	2-15-2022	133,000	133,551
U.S. Treasury Note	2.00	7-31-2022	144,000	143,932
U.S. Treasury Note	2.00	11-30-2022	129,000	128,496
U.S. Treasury Note	2.00	2-15-2023	220,000	218,831
U.S. Treasury Note	2.00	2-15-2025	289,000	282,531
U.S. Treasury Note	2.00	8-15-2025	220,000	214,182
U.S. Treasury Note	2.00	11-15-2026	170,000	164,183
U.S. Treasury Note	2.13	8-31-2020	138,000	140,156
U.S. Treasury Note	2.13	1-31-2021	132,000	133,800
U.S. Treasury Note	2.13	6-30-2021	142,000	143,681
U.S. Treasury Note	2.13	8-15-2021	178,000	180,086
U.S. Treasury Note	2.13	9-30-2021	128,000	129,310
U.S. Treasury Note	2.13	12-31-2021	126,000	127,171
U.S. Treasury Note	2.13	6-30-2022	126,000	126,847
U.S. Treasury Note	2.13	12-31-2022	129,000	129,287
U.S. Treasury Note	2.13	11-30-2023	110,000	109,600
U.S. Treasury Note	2.13	5-15-2025	234,000	230,417
U.S. Treasury Note	2.25	7-31-2018	49,000	49,704
U.S. Treasury Note	2.25	3-31-2021	135,000	137,389
U.S. Treasury Note	2.25	4-30-2021	142,000	144,491
U.S. Treasury Note	2.25	7-31-2021	194,000	197,183
U.S. Treasury Note	2.25	12-31-2023	127,000	127,427
U.S. Treasury Note	2.25	1-31-2024	127,000	127,362
U.S. Treasury Note	2.25	11-15-2024	290,000	289,185
U.S. Treasury Note	2.25	11-15-2025	219,000	217,092
U.S. Treasury Note	2.38	5-31-2018	58,000	58,816
U.S. Treasury Note	2.38	6-30-2018	74,000	75,119
U.S. Treasury Note	2.38	12-31-2020	123,000	125,888
U.S. Treasury Note	2.38	8-15-2024	289,000	291,235
U.S. Treasury Note	2.50	8-15-2023	190,000	193,807
U.S. Treasury Note	2.50	5-15-2024	281,000	285,950
U.S. Treasury Note	2.63	1-31-2018	81,000	82,057
U.S. Treasury Note	2.63	4-30-2018	62,000	63,003
U.S. Treasury Note	2.63	8-15-2020	220,000	227,064
U.S. Treasury Note	2.63	11-15-2020	355,000	366,524
U.S. Treasury Note	2.75	12-31-2017	90,000	91,139
U.S. Treasury Note	2.75	2-28-2018	71,000	72,048
U.S. Treasury Note	2.75	2-15-2019	128,000	131,585
U.S. Treasury Note	2.75	11-15-2023	251,000	259,834
U.S. Treasury Note	2.75	2-15-2024	217,000	224,502
U.S. Treasury Note	2.88	3-31-2018	80,000	81,391
U.S. Treasury Note	3.13	5-15-2019	142,000	147,419
U.S. Treasury Note	3.13	5-15-2021	155,000	163,053
U.S. Treasury Note	3.38	11-15-2019	159,000	167,037
U.S. Treasury Note	3.50	2-15-2018	120,000	122,513

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		3.50%	5-15-2020	$138,000	$146,108
U.S. Treasury Note		3.63	8-15-2019	145,000	152,692
U.S. Treasury Note		3.63	2-15-2020	191,000	202,535
U.S. Treasury Note		3.63	2-15-2021	199,000	213,039
U.S. Treasury Note		3.75	11-15-2018	141,000	146,739
U.S. Treasury Note		3.88	5-15-2018	65,000	67,016
U.S. Treasury Note		4.00	8-15-2018	74,000	76,885
U.S. Treasury Note		6.25	8-15-2023	35,000	43,605
U.S. Treasury Note		6.50	11-15-2026	28,000	37,896
U.S. Treasury Note		6.63	2-15-2027	18,000	24,701
U.S. Treasury Note		6.75	8-15-2026	21,000	28,738
U.S. Treasury Note		6.88	8-15-2025	21,000	28,318
U.S. Treasury Note		7.13	2-15-2023	24,000	30,708
U.S. Treasury Note		7.25	8-15-2022	24,000	30,375
U.S. Treasury Note		7.50	11-15-2024	22,000	30,132
U.S. Treasury Note		7.63	11-15-2022	12,000	15,548
U.S. Treasury Note		7.63	2-15-2025	20,000	27,747
U.S. Treasury Note		7.88	2-15-2021	15,000	18,421
U.S. Treasury Note		8.00	11-15-2021	48,000	60,934
U.S. Treasury Note		8.13	8-15-2019	29,000	33,563
U.S. Treasury Note		8.13	5-15-2021	17,000	21,242
U.S. Treasury Note		8.13	8-15-2021	15,000	18,931
U.S. Treasury Note		8.50	2-15-2020	15,000	17,966
U.S. Treasury Note		8.75	5-15-2020	12,000	14,617
U.S. Treasury Note		8.75	8-15-2020	27,000	33,283
U.S. Treasury Note		8.88	2-15-2019	29,000	33,153
U.S. Treasury Note		9.00	11-15-2018	18,000	20,274
U.S. Treasury Note		9.13	5-15-2018	16,000	17,431

Total U.S. Treasury Securities (Cost $31,817,100)					31,685,738

		Yield		Shares
Short-Term Investments : 1.40%

Investment Companies : 1.27%

Securities Lending Cash Investment LLC (l)(r)(u)		0.98		91,141	91,150
Wells Fargo Government Money Market Select Class (l)(u)		0.63		946,404	946,404

					1,037,554

				Principal
U.S. Treasury Securities : 0.13%

Treasury Bill #(z)		0.71	6-22-2017	$112,000	111,814

Total Short-Term Investments (Cost $1,149,371)					1,149,368

Total investments in securities (Cost $59,825,582)*	100.11%				82,002,274

Other assets and liabilities, net	(0.11)				(90,262)

Total net assets	100.00%				$81,912,012

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $61,318,200 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,193,234
Gross unrealized losses	(2,509,160)

Net unrealized gains	$20,684,074

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to interest rate risk and equity price in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$6,059,050	$0	$0	$6,059,050
Consumer staples	4,575,120	0	0	4,575,120
Energy	3,239,588	0	0	3,239,588
Financials	7,062,970	0	0	7,062,970
Health care	6,834,164	0	0	6,834,164
Industrials	4,956,591	0	0	4,956,591
Information technology	10,861,316	0	0	10,861,316
Materials	1,395,833	0	0	1,395,833
Real estate	1,439,378	0	0	1,439,378
Telecommunication services	1,173,221	0	0	1,173,221
Utilities	1,569,937	0	0	1,569,937
U.S. Treasury securities	31,685,738	0	0	31,685,738
Short-term investments
Investment companies	946,404	0	0	946,404
U.S. Treasury securities	111,814	0	0	111,814
Investments measured at net asset value*				91,150

	81,911,124	0	0	82,002,274
Futures contracts	1,148	0	0	1,148

Total assets	$81,912,272	$0	$0	$82,003,422

Liabilities

Futures contracts	$10,989	$0	$0	$10,989

Total liabilities	$10,989	$0	$0	$10,989

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $91,150 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	11,438	0	511	10,927	$608,197

Derivative transactions

For the three months ended March 31, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At March 31, 2017, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at 3/31/2017	Unrealized gains (losses)
6-16-2017	Goldman Sachs	1 Long	S&P 500 E-Mini Index	$117,960	$670
6-21-2017	Goldman Sachs	49 Short	10-Year U.S. Treasury Notes	6,103,563	(6,009)
6-30-2017	Goldman Sachs	7 Long	5-Year U.S. Treasury Notes	824,086	4,157

Wells Fargo VT International Equity Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 93.13%

Brazil : 1.56%

Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	500,225	$4,271,922
JBS SA (Consumer Staples, Food Products)	259,700	846,974

		5,118,896

Canada : 2.30%

Lundin Mining Corporation (Materials, Metals & Mining)	1,341,751	7,557,029

China : 6.51%

China Everbright Limited (Financials, Capital Markets)	1,654,000	3,337,158
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	916,500	10,030,023
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	1,543,000	1,008,614
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	1,666,100	4,362,753
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,722,000	1,506,860
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,870,179	1,130,123

		21,375,531

Denmark : 0.80%

Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	76,511	2,627,679

France : 3.00%

Compagnie de Saint-Gobain SA (Industrials, Building Products)	191,490	9,833,090

Germany : 13.49%

Bayer AG (Health Care, Pharmaceuticals)	83,279	9,599,380
Metro AG (Consumer Staples, Food & Staples Retailing)	305,316	9,764,817
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	41,602	8,139,476
Rheinmetall AG (Industrials, Industrial Conglomerates)	67,241	5,640,341
SAP SE (Information Technology, Software)	57,164	5,609,174
Siemens AG (Industrials, Industrial Conglomerates)	40,159	5,500,863

		44,254,051

Hong Kong : 2.23%

Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	8,310,000	7,313,955

Italy : 3.75%

Eni SpA (Energy, Oil, Gas & Consumable Fuels)	605,371	9,913,178
Prysmian SpA (Industrials, Electrical Equipment)	90,348	2,388,376

		12,301,554

Japan : 12.73%

Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)(a)	264,900	6,406,568
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,479,000	9,005,786
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,461,000	7,906,696
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,114,700	7,005,799
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	152,000	3,241,247
Nomura Holdings Incorporated (Financials, Capital Markets)	1,322,400	8,218,527

		41,784,623

Malaysia : 3.01%

Bumiputra Commerce Holdings Berhad (Financials, Banks)	7,840,600	9,868,296

Netherlands : 5.25%

Koninklijke Philips NV (Industrials, Industrial Conglomerates)«	305,586	9,822,352

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT International Equity Fund

Security name			Shares	Value
Netherlands (continued)

NN Group NV (Financials, Insurance)			227,441	$7,396,698

				17,219,050

Norway : 4.26%

DNB Nor ASA (Financials, Banks)			674,545	10,692,224
Frontline Limited (Energy, Oil, Gas & Consumable Fuels)«			166,872	1,117,507
Marine Harvest ASA (Consumer Staples, Food Products)			142,488	2,172,286

				13,982,017

Russia : 2.11%

Mobile TeleSystems ADR (Telecommunication Services, Wireless Telecommunication Services)			627,544	6,921,810

South Korea : 6.27%

Hana Financial Group Incorporated (Financials, Banks)			265,917	8,786,223
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals)144A			2,126	1,950,605
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)			43,705	9,848,574

				20,585,402

Switzerland : 6.20%

Novartis AG (Health Care, Pharmaceuticals)			149,464	11,094,343
Zurich Insurance Group AG (Financials, Insurance)			34,622	9,242,672

				20,337,015

United Kingdom : 11.94%

Man Group plc (Financials, Capital Markets)			5,420,635	10,003,903
Smiths Group plc (Industrials, Industrial Conglomerates)			408,599	8,288,209
United Business Media plc (Consumer Discretionary, Media)			591,298	5,663,703
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			3,428,495	8,939,067
Wolseley plc (Industrials, Trading Companies & Distributors)			99,994	6,289,183

				39,184,065

United States : 7.72%

Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			59,580	8,559,263
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			226,284	9,352,318
Pfizer Incorporated (Health Care, Pharmaceuticals)			216,666	7,412,143

				25,323,724

Total Common Stocks (Cost $277,624,415)				305,587,787

		Expiration date
Participation Notes : 1.94%

China : 1.94%

HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		2-19-2019	113,208	6,349,298

Total Participation Notes (Cost $3,366,557)				6,349,298

	Yield
Short-Term Investments : 5.92%

Investment Companies : 5.92%

Securities Lending Cash Investment LLC (l)(r)(u)	0.98%		1,468,551	1,468,698

2

Wells Fargo VT International Equity Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)

Wells Fargo Government Money Market Select Class (l)(u)		0.63%	17,973,235	$17,973,235

Total Short-Term Investments (Cost $19,441,821)				19,441,933

Total investments in securities (Cost $300,432,793)*	100.99%			331,379,018

Other assets and liabilities, net	(0.99)			(3,234,935)

Total net assets	100.00%			$328,144,083

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $301,075,754 and unrealized gains (losses) consists of:

Gross unrealized gains	$40,394,072
Gross unrealized losses	(10,090,808)

Net unrealized gains	$30,303,264

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017.

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$5,118,896	$0	$0	$5,118,896
Canada	7,557,029	0	0	7,557,029
China	21,375,531	0	0	21,375,531
Denmark	2,627,679	0	0	2,627,679
France	9,833,090	0	0	9,833,090
Germany	44,254,051	0	0	44,254,051
Hong Kong	7,313,955	0	0	7,313,955
Italy	12,301,554	0	0	12,301,554
Japan	35,378,055	6,406,568	0	41,784,623
Malaysia	9,868,296	0	0	9,868,296
Netherlands	17,219,050	0	0	17,219,050
Norway	13,982,017	0	0	13,982,017
Russia	6,921,810	0	0	6,921,810
South Korea	20,585,402	0	0	20,585,402
Switzerland	20,337,015	0	0	20,337,015
United Kingdom	39,184,065	0	0	39,184,065
United States	25,323,724	0	0	25,323,724
Participation notes			0
China	0	6,349,298	0	6,349,298
Short-term investments
Investment companies	17,973,235	0	0	17,973,235
Investments measured at net asset value*				1,468,698

	317,154,454	12,755,866	0	331,379,018
Forward foreign currency contracts	0	67,519	0	67,519

Total assets	$317,154,454	$12,823,385	$0	$331,446,537

Liabilities

Forward foreign currency contracts	$0	$214,857	$0	$214,857

Total liabilities	$0	$214,857	$0	$214,857

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,468,698 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, Common Stocks with a market value of $6,406,568 were transferred from Level 1 to Level 2 because the security was halted pending a merger. The Level 2 valuation is based on the value of stock to be received in the merger. The fund did not have any transfers into/out of Level 3.

Derivative transactions

During the three months ended March 31, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes. At March 31, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at March 31, 2017	In exchange for U.S. $	Unrealized gains (losses)
4-13-2017	Credit Suisse	1,000,000 EUR	$1,067,217	$1,082,835	$(15,618)
5-31-2017	Barclay’s	9,200,000 EUR	9,840,146	9,773,224	66,922

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at March 31, 2017	In exchange for U.S. $	Unrealized gains (losses)
4-13-2017	Credit Suisse	5,900,000 EUR	$6,296,581	$6,241,728	$(54,853)
5-31-2017	Barclay’s	14,825,000 EUR	15,856,539	15,793,339	(63,200)
6-15-2017	Goldman Sachs & Company	20,502,000 EUR	21,945,256	21,945,853	597
6-22-2017	Morgan Stanley	5,171,000 GBP	6,491,028	6,409,842	(81,186)

Wells Fargo VT Omega Growth Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.98%

Consumer Discretionary : 22.38%

Diversified Consumer Services : 1.58%
Bright Horizons Family Solutions Incorporated †	17,600	$1,275,824

Hotels, Restaurants & Leisure : 6.73%

Royal Caribbean Cruises Limited	8,900	873,179
Six Flags Entertainment Corporation	17,500	1,041,075
Starbucks Corporation	30,100	1,757,539
Vail Resorts Incorporated	6,200	1,189,780
Wingstop Incorporated «	19,492	551,234

		5,412,807

Internet & Direct Marketing Retail : 6.04%

Amazon.com Incorporated †	4,800	4,255,392
Ctrip.com International Limited ADR †	12,300	604,545

		4,859,937

Media : 2.89%

Charter Communications Incorporated Class A †	3,100	1,014,692
Cinemark Holdings Incorporated	29,499	1,307,986

		2,322,678

Specialty Retail : 5.14%

The Home Depot Incorporated	17,700	2,598,891
The TJX Companies Incorporated	19,400	1,534,152

		4,133,043

Consumer Staples : 1.17%

Beverages : 1.17%
Monster Beverage Corporation †	20,400	941,868

Energy : 0.93%

Oil, Gas & Consumable Fuels : 0.93%
Pioneer Natural Resources Company	4,000	744,920

Financials : 6.67%

Capital Markets : 4.17%

Intercontinental Exchange Incorporated	28,800	1,724,256
Raymond James Financial Incorporated	7,406	564,782
SEI Investments Company	21,200	1,069,328

		3,358,366

Consumer Finance : 1.55%
SLM Corporation †	103,400	1,251,140

Thrifts & Mortgage Finance : 0.95%
Radian Group Incorporated	42,400	761,504

Health Care : 13.20%

Biotechnology : 4.52%

Bioverativ Incorporated †	16,200	882,252
Celgene Corporation †	17,466	2,173,294
Gilead Sciences Incorporated	8,600	584,112

		3,639,658

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Omega Growth Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 3.27%

Baxter International Incorporated	19,300	$1,000,898
Integra LifeSciences Holdings Corporation †	14,400	606,672
Intuitive Surgical Incorporated †	1,334	1,022,471

		2,630,041

Health Care Providers & Services : 5.41%

Amedisys Incorporated †	18,288	934,334
Tivity Health Incorporated †	21,700	631,470
UnitedHealth Group Incorporated	17,000	2,788,170

		4,353,974

Industrials : 12.03%

Aerospace & Defense : 1.23%
Orbital ATK Incorporated	10,100	989,800

Airlines : 1.50%
Spirit Airlines Incorporated †	22,800	1,209,996

Building Products : 1.48%
Johnson Controls International plc	28,246	1,189,722

Commercial Services & Supplies : 3.07%
Waste Connections Incorporated	28,031	2,472,895

Electrical Equipment : 0.84%
Acuity Brands Incorporated	3,300	673,200

Industrial Conglomerates : 1.13%
Carlisle Companies Incorporated	8,500	904,485

Professional Services : 1.56%
TransUnion †	32,794	1,257,650

Trading Companies & Distributors : 1.22%
HD Supply Holdings Incorporated †	23,908	983,217

Information Technology : 38.35%

Communications Equipment : 1.47%
Harris Corporation	10,600	1,179,462

Internet Software & Services : 12.22%

Alphabet Incorporated Class A †	3,380	2,865,564
Alphabet Incorporated Class C †	2,289	1,898,863
CoStar Group Incorporated †	3,900	808,158
Facebook Incorporated Class A †	17,505	2,486,585
MercadoLibre Incorporated	3,000	634,410
Tencent Holdings Limited ADR	39,400	1,137,084

		9,830,664

IT Services : 11.63%

Acxiom Corporation †	38,114	1,085,106
EPAM Systems Incorporated †	12,015	907,373
Fidelity National Information Services Incorporated	10,800	859,896
PayPal Holdings Incorporated †	35,000	1,505,700
Total System Services Incorporated	18,400	983,664
Visa Incorporated Class A	32,844	2,918,846
WEX Incorporated †	10,643	1,101,551

		9,362,136

Semiconductors & Semiconductor Equipment : 1.41%
Broadcom Limited	5,200	1,138,592

2

Wells Fargo VT Omega Growth Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name			Shares	Value
Software : 11.62%

Activision Blizzard Incorporated			29,200	$1,455,912
Microsoft Corporation			36,800	2,423,648
Nintendo Company Limited			30,000	869,436
Salesforce.com Incorporated †			18,800	1,550,812
ServiceNow Incorporated †			7,250	634,158
Take-Two Interactive Software Incorporated †			22,600	1,339,502
Ultimate Software Group Incorporated †			5,500	1,073,655

				9,347,123

Materials : 4.41%

Chemicals : 1.66%
The Sherwin-Williams Company			4,300	1,333,817

Construction Materials : 1.26%
Vulcan Materials Company			8,400	1,012,032

Containers & Packaging : 1.49%
Berry Plastics Group Incorporated †			24,800	1,204,536

Real Estate : 0.84%

Equity REITs : 0.84%
SBA Communications Corporation †			5,600	674,069

Total Common Stocks (Cost $62,380,847)				80,449,156

		Yield
Short-Term Investments : 1.00%

Investment Companies : 1.00%

Securities Lending Cash Investment LLC (l)(r)(u)		0.98%	545,145	545,200
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.63	262,240	262,240

Total Short-Term Investments (Cost $807,440)				807,440

Total investments in securities (Cost $63,188,287)*	100.98%			81,256,596

Other assets and liabilities, net	(0.98)			(790,207)

Total net assets	100.00%			$80,466,389

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $63,305,608 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,427,036
Gross unrealized losses	(476,048)

Net unrealized gains	$17,950,988

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$18,004,289	$0	$0	$18,004,289
Consumer staples	941,868	0	0	941,868
Energy	744,920	0	0	744,920
Financials	5,371,010	0	0	5,371,010
Health care	10,623,673	0	0	10,623,673
Industrials	9,680,965	0	0	9,680,965
Information technology	29,988,541	869,436	0	30,857,977
Materials	3,550,385	0	0	3,550,385
Real estate	674,069	0	0	674,069
Short-term investments
Investment companies	262,240	0	0	262,240
Investments measured at net asset value*				545,200

Total assets	$79,841,960	$869,436	$0	$81,256,596

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $545,200 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, Common stocks with a market value of $869,436 were transferred from Level 1 to Level 2 because of a decrease in the market activity of this security. The Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Opportunity Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.45%

Consumer Discretionary : 11.74%

Hotels, Restaurants & Leisure : 2.97%

Royal Caribbean Cruises Limited	21,359	$2,095,531
Starbucks Corporation	63,595	3,713,312

		5,808,843

Media : 3.85%

Comcast Corporation Class A	93,010	3,496,246
Twenty-First Century Fox Incorporated Class B	127,390	4,048,454

		7,544,700

Multiline Retail : 2.65%

Dollar General Corporation	40,736	2,840,521
Target Corporation	42,418	2,341,049

		5,181,570

Specialty Retail : 2.27%

L Brands Incorporated	33,087	1,558,398
Lowe’s Companies Incorporated	35,237	2,896,834

		4,455,232

Consumer Staples : 6.37%

Food & Staples Retailing : 1.44%
The Kroger Company	95,464	2,815,233

Food Products : 2.39%

Mead Johnson Nutrition Company	25,781	2,296,571
The Hershey Company	21,779	2,379,356

		4,675,927

Household Products : 1.11%
Church & Dwight Company Incorporated	43,857	2,187,149

Personal Products : 1.43%
The Estee Lauder Companies Incorporated Class A	33,024	2,800,105

Energy : 8.38%

Energy Equipment & Services : 1.95%

Halliburton Company	42,785	2,105,450
Weatherford International plc «†	258,952	1,722,031

		3,827,481

Oil, Gas & Consumable Fuels : 6.43%

Concho Resources Incorporated †	13,280	1,704,355
EOG Resources Incorporated	31,925	3,114,284
Newfield Exploration Company †	46,660	1,722,221
Pioneer Natural Resources Company	12,704	2,365,866
Range Resources Corporation	43,161	1,255,985
RSP Permian Incorporated †	58,696	2,431,775

		12,594,486

Financials : 16.57%

Banks : 6.83%

Bank of the Ozarks Incorporated	54,815	2,850,928

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Opportunity Fund

Security name	Shares	Value
Banks (continued)

KeyCorp	158,053	$2,810,182
PNC Financial Services Group Incorporated	35,751	4,298,700
Webster Financial Corporation	68,324	3,418,933

		13,378,743

Capital Markets : 2.28%

E*TRADE Financial Corporation †	71,347	2,489,297
TD Ameritrade Holding Corporation	51,135	1,987,106

		4,476,403

Insurance : 7.46%

American International Group Incorporated	47,061	2,938,018
Aon plc	26,424	3,136,265
Chubb Limited	25,786	3,513,343
The Progressive Corporation	65,364	2,560,962
Willis Towers Watson plc	18,783	2,458,507

		14,607,095

Health Care : 12.01%

Biotechnology : 0.54%
Alexion Pharmaceuticals Incorporated †	8,754	1,061,335

Health Care Equipment & Supplies : 2.72%

Medtronic plc	46,304	3,730,250
Zimmer Biomet Holdings Incorporated	13,106	1,600,374

		5,330,624

Health Care Providers & Services : 1.29%
Cigna Corporation	17,240	2,525,488

Life Sciences Tools & Services : 4.53%

Agilent Technologies Incorporated	48,316	2,554,467
Bio-Rad Laboratories Incorporated Class A †	17,727	3,533,700
Thermo Fisher Scientific Incorporated	18,063	2,774,477

		8,862,644

Pharmaceuticals : 2.93%

Merck & Company Incorporated	44,556	2,831,088
Novartis AG ADR	39,260	2,915,840

		5,746,928

Industrials : 13.36%

Aerospace & Defense : 2.63%

Lockheed Martin Corporation	9,939	2,659,676
Rockwell Collins Incorporated	25,698	2,496,818

		5,156,494

Airlines : 1.18%
United Continental Holdings Incorporated †	32,884	2,322,926

Building Products : 2.54%
Johnson Controls International plc	117,994	4,969,907

Commercial Services & Supplies : 1.34%
Republic Services Incorporated	41,716	2,620,182

2

Wells Fargo VT Opportunity Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Electrical Equipment : 2.06%

Babcock & Wilcox Enterprises Incorporated †	58,724	$548,482
Eaton Corporation plc	46,984	3,483,864

		4,032,346

Machinery : 1.34%
Colfax Corporation †	66,985	2,629,831

Road & Rail : 2.27%

Canadian Pacific Railway Limited	7,600	1,116,592
Hertz Global Holdings Incorporated «	62,018	1,087,796
J.B. Hunt Transport Services Incorporated	24,480	2,245,795

		4,450,183

Information Technology : 25.24%

Electronic Equipment, Instruments & Components : 3.07%

Amphenol Corporation Class A	37,061	2,637,631
TE Connectivity Limited	45,175	3,367,796

		6,005,427

Internet Software & Services : 4.37%

Alphabet Incorporated Class C †	6,762	5,609,485
Facebook Incorporated Class A †	20,714	2,942,424

		8,551,909

IT Services : 4.78%

Alliance Data Systems Corporation	11,310	2,816,190
Fidelity National Information Services Incorporated	38,369	3,054,940
MasterCard Incorporated Class A	31,121	3,500,179

		9,371,309

Semiconductors & Semiconductor Equipment : 3.17%

Broadcom Limited	15,064	3,298,413
Texas Instruments Incorporated	36,098	2,908,055

		6,206,468

Software : 6.40%

Check Point Software Technologies Limited †	26,478	2,718,231
Oracle Corporation	66,148	2,950,862
Red Hat Incorporated †	40,238	3,480,587
Salesforce.com Incorporated †	41,195	3,398,176

		12,547,856

Technology Hardware, Storage & Peripherals : 3.45%
Apple Incorporated	47,102	6,766,673

Materials : 4.12%

Chemicals : 1.71%
The Sherwin-Williams Company	10,789	3,346,640

Containers & Packaging : 1.20%
Crown Holdings Incorporated †	44,267	2,343,938

Metals & Mining : 1.21%
Steel Dynamics Incorporated	68,369	2,376,506

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Opportunity Fund

Security name			Shares	Value
Real Estate : 1.66%

Equity REITs : 1.66%
American Tower Corporation			26,709	$3,246,212

Total Common Stocks (Cost $153,745,842)				194,824,793

		Yield
Short-Term Investments : 1.98%

Investment Companies : 1.98%

Securities Lending Cash Investment LLC (l)(r)(u)		0.98%	2,554,845	2,555,100
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.63	1,322,438	1,322,438

Total Short-Term Investments (Cost $3,877,538)				3,877,538

Total investments in securities (Cost $157,623,380)*	101.43%			198,702,331

Other assets and liabilities, net	(1.43)			(2,805,920)

Total net assets	100.00%			$195,896,411

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $158,581,970 and unrealized gains (losses) consists of:

Gross unrealized gains	$45,241,604
Gross unrealized losses	(5,121,243)

Net unrealized gains	$40,120,361

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$22,990,345	$0	$0	$22,990,345
Consumer staples	12,478,414	0	0	12,478,414
Energy	16,421,967	0	0	16,421,967
Financials	32,462,241	0	0	32,462,241
Health care	23,527,019	0	0	23,527,019
Industrials	26,181,869	0	0	26,181,869
Information technology	49,449,642	0	0	49,449,642
Materials	8,067,084	0	0	8,067,084
Real estate	3,246,212			3,246,212
Short-term investments
Investment companies	1,322,438	0	0	1,322,438
Investments measured at net asset value*				2,555,100

Total assets	$196,147,231	$0	$0	$198,702,331

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,555,100 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.48%

Consumer Discretionary : 13.00%

Auto Components : 1.30%

Cooper-Standard Holdings Incorporated †	18,890	$2,095,468
LCI Industries	9,920	990,016

		3,085,484

Diversified Consumer Services : 0.73%
Grand Canyon Education Incorporated †	24,220	1,734,394

Hotels, Restaurants & Leisure : 3.29%

Papa John’s International Incorporated	14,300	1,144,572
Planet Fitness Incorporated Class A	105,826	2,039,267
The Habit Restaurants Incorporated Class A †«	113,748	2,013,340
Wingstop Incorporated «	92,449	2,614,458

		7,811,637

Household Durables : 1.17%

iRobot Corporation †«	23,500	1,554,290
Universal Electronics Incorporated †	17,690	1,211,765

		2,766,055

Leisure Products : 0.97%

MCBC Holdings Incorporated	71,612	1,157,966
Nautilus Group Incorporated †	63,160	1,152,670

		2,310,636

Media : 2.07%

IMAX Corporation †«	73,710	2,506,140
Nexstar Broadcasting Group Incorporated	34,300	2,406,145

		4,912,285

Multiline Retail : 1.06%
Ollie’s Bargain Outlet Holdings Incorporated †	75,210	2,519,535

Specialty Retail : 2.41%

Camping World Holdings Incorporated Class A «	26,320	848,557
Five Below Incorporated †	32,408	1,403,590
Lithia Motors Incorporated Class A	40,620	3,479,103

		5,731,250

Energy : 3.31%

Oil, Gas & Consumable Fuels : 3.31%

Extraction Oil & Gas Incorporated †«	16,926	313,977
Matador Resources Company †«	48,563	1,155,314
PDC Energy Incorporated †	44,400	2,768,340
RSP Permian Incorporated †	87,521	3,625,995

		7,863,626

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name	Shares	Value
Financials : 7.69%

Capital Markets : 4.90%

Financial Engines Incorporated «	94,260	$4,105,023
MarketAxess Holdings Incorporated	35,078	6,576,774
Stifel Financial Corporation †	19,000	953,610

		11,635,407

Insurance : 0.63%
Kinsale Capital Group Incorporated	46,931	1,503,669

Thrifts & Mortgage Finance : 2.16%
LendingTree Incorporated †«	40,828	5,117,790

Health Care : 24.00%

Biotechnology : 5.69%

Clovis Oncology Incorporated †«	33,300	2,120,211
Ligand Pharmaceuticals Incorporated †«	37,938	4,015,358
Radius Health Incorporated †«	19,368	748,573
Repligen Corporation †	102,020	3,591,104
Spark Therapeutics Incorporated †«	24,510	1,307,363
Ultragenyx Pharmaceutical Incorporated †«	25,482	1,727,170

		13,509,779

Health Care Equipment & Supplies : 11.91%

Cantel Medical Corporation	15,300	1,225,530
Cerus Corporation †«	270,152	1,202,176
Glaukos Corporation †	64,778	3,323,111
Inogen Incorporated †	37,030	2,872,047
Integra LifeSciences Holdings Corporation †	86,960	3,663,625
iRhythm Technologies Incorporated †	51,576	1,939,258
Nevro Corporation †«	46,849	4,389,751
NxStage Medical Incorporated †	138,250	3,709,248
The Spectranetics Corporation †	205,007	5,970,829

		28,295,575

Health Care Providers & Services : 4.32%

Acadia Healthcare Company Incorporated †«	78,000	3,400,800
HealthEquity Incorporated †	95,225	4,042,301
Surgery Partners Incorporated †	56,946	1,110,447
Teladoc Incorporated †«	68,846	1,721,150

		10,274,698

Life Sciences Tools & Services : 1.60%

Cambrex Corporation †	14,700	809,235
ICON plc ADR †	5,840	465,565
INC Research Holdings Incorporated Class A †	55,003	2,521,888

		3,796,688

Pharmaceuticals : 0.48%
Heska Corporation †	10,860	1,140,083

Industrials : 18.11%

Aerospace & Defense : 0.72%
HEICO Corporation	19,600	1,709,120

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Airlines : 1.00%
SkyWest Incorporated	69,440	$2,378,320

Building Products : 1.23%

Apogee Enterprises Incorporated	43,090	2,568,595
JELD-WEN Holding Incorporated †	10,498	344,859

		2,913,454

Commercial Services & Supplies : 0.54%
Advanced Disposal Services Incorporated †	57,015	1,288,539

Construction & Engineering : 2.87%

Dycom Industries Incorporated †«	24,510	2,278,205
Granite Construction Incorporated	58,480	2,935,111
MasTec Incorporated †	39,800	1,593,990

		6,807,306

Machinery : 4.88%

John Bean Technologies Corporation	47,940	4,216,323
Milacron Holdings Corporation †	121,257	2,256,593
Mueller Water Products Incorporated Class A	127,060	1,501,849
REV Group Incorporated †	36,047	993,816
Rexnord Corporation †	113,720	2,624,658

		11,593,239

Professional Services : 4.88%

On Assignment Incorporated †	129,381	6,278,860
WageWorks Incorporated †	73,447	5,310,218

		11,589,078

Trading Companies & Distributors : 1.99%

Beacon Roofing Supply Incorporated †	56,570	2,780,981
BMC Stock Holdings Incorporated †	86,140	1,946,764

		4,727,745

Information Technology : 32.37%

Communications Equipment : 0.34%
Quantenna Communications Incorporated †«	39,057	813,557

Electronic Equipment, Instruments & Components : 2.14%

Littelfuse Incorporated	14,540	2,325,091
Mercury Computer Systems Incorporated †	70,717	2,761,499

		5,086,590

Internet Software & Services : 11.71%

2U Incorporated †	71,560	2,838,070
Coupa Software Incorporated †«	39,541	1,004,341
Criteo SA ADR †«	16,200	809,838
Envestnet Incorporated †	114,711	3,705,165
Five9 Incorporated †	194,990	3,209,535
GrubHub Incorporated †	13,600	447,304
LogMeIn Incorporated	31,360	3,057,600
Q2 Holdings Incorporated †	182,776	6,369,744
SPS Commerce Incorporated †	42,322	2,475,414
Twilio Incorporated Class A †«	45,778	1,321,611

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name			Shares	Value
Internet Software & Services (continued)

Wix.com Limited †			19,800	$1,344,420
Xactly Corporation †			102,615	1,221,119

				27,804,161

IT Services : 2.08%
InterXion Holding NV †			124,990	4,944,604

Semiconductors & Semiconductor Equipment : 5.87%

Cavium Incorporated †			44,040	3,155,905
Inphi Corporation †«			20,700	1,010,574
MaxLinear Incorporated Class A †			81,510	2,286,356
Microsemi Corporation †			63,290	3,261,334
Monolithic Power Systems Incorporated			45,990	4,235,679

				13,949,848

Software : 10.23%

BlackLine Incorporated †«			42,343	1,260,128
CyberArk Software Limited †			73,290	3,728,262
HubSpot Incorporated †			63,648	3,853,886
Paycom Software Incorporated †«			46,120	2,652,361
Paylocity Holding Corporation †«			36,677	1,416,833
Proofpoint Incorporated †«			65,680	4,883,965
Ringcentral Incorporated Class A †			73,230	2,072,409
Synchronoss Technologies Incorporated †			79,878	1,949,023
Talend SA †«			82,929	2,469,626

				24,286,493

Total Common Stocks (Cost $190,046,930)				233,900,645

		Yield
Short-Term Investments : 18.95%

Investment Companies : 18.95%

Securities Lending Cash Investment LLC (l)(r)(u)		0.98%	40,176,700	40,180,718
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.63	4,815,490	4,815,490

Total Short-Term Investments (Cost $44,993,196)				44,996,208

Total investments in securities (Cost $235,040,126)*	117.43%			278,896,853

Other assets and liabilities, net	(17.43)			(41,396,784)

Total net assets	100.00%			$237,500,069

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $235,875,128 and unrealized gains (losses) consists of:

Gross unrealized gains	$48,311,059
Gross unrealized losses	(5,289,334)

Net unrealized gains	$43,021,725

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

Wells Fargo VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$30,871,276	$0	$0	$30,871,276
Energy	7,863,626	0	0	7,863,626
Financials	18,256,866	0	0	18,256,866
Health care	57,016,823	0	0	57,016,823
Industrials	43,006,801	0	0	43,006,801
Information technology	76,885,253	0	0	76,885,253
Short-term investments
Investment companies	4,815,490	0	0	4,815,490
Investments measured at net asset value*			40,180,718

Total assets	$238,716,135	$0	$0	$278,896,853

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $40,180,718 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: May 24, 2017

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: May 24, 2017